Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net income including non-controlling interests	$ 1,911.9	$ 1,659.8	$ 1,986.9
Adjustments to reconcile net income to net cash provided by operating activities:
Net realized capital losses (gains)	8.8	(108.7)	(167.9)
Depreciation and amortization	569.1	449.9	447.2
Debt fair value amortization	(39.4)	0	0
Equity in (earnings) losses of affiliates, net	(43.6)	(46.9)	1.4
Stock-based compensation expense	127.1	122.2	141.4
Reduction of reserve for anticipated future losses on discontinued products	(86.0)	0	0
Reversal of allowance and gain on sale of reinsurance recoverable	(49.4)	0	0
Amortization (accretion) of net investment premium (discount)	58.5	21.7	1.9
Loss on early extinguishment of long-term debt	0	84.9	0
Changes in assets and liabilities:
Accrued investment income	2.5	12.1	6.7
Premiums due and other receivables	(261.7)	(163.7)	16.4
Income taxes	52.0	98.6	154.9
Other assets and other liabilities	28.9	(340.2)	21.5
Health care and insurance liabilities	2.4	25.5	(103.0)
Other, net	(2.4)	9.7	3.7
Net cash provided by operating activities	2,278.7	1,824.9	2,511.1
Cash flows from investing activities:
Proceeds from sales and maturities of investments	13,798.7	11,387.9	9,953.0
Cost of investments	(13,595.1)	(11,272.4)	(9,905.5)
Additions to property, equipment and software	(479.1)	(338.2)	(372.0)
Cash used for acquisitions, net of cash acquired	(1,646.8)	(8.6)	(1,555.7)
Other, net	2.5	0	0
Net cash provided by (used for) investing activities	(1,919.8)	(231.3)	(1,880.2)
Cash flows from financing activities:
Repayment of long-term debt	0	(277.2)	(900.0)
Issuance of long-term debt	0	2,664.8	480.1
Net issuance (repayment) of short-term debt	0	(425.9)	425.9
Deposits and interest credited for investment contracts	5.2	5.7	5.6
Withdrawals of investment contracts	(10.7)	(17.0)	(8.9)
Common shares issued under benefit plans, net	11.8	(44.5)	125.5
Stock-based compensation tax benefits	83.4	50.3	38.5
Common shares repurchased	(1,407.7)	(1,417.5)	(1,813.0)
Dividends paid to shareholders	(278.7)	(239.1)	(167.2)
Collateral on interest rate swaps	39.9	9.2	(2.0)
Proceeds from (Payments to) Noncontrolling Interests	31.0	(2.9)	(3.3)
Net cash (used for) provided by financing activities	(1,525.8)	305.9	(1,818.8)
Net (decrease) increase in cash and cash equivalents	(1,166.9)	1,899.5	(1,187.9)
Cash and cash equivalents, beginning of period	2,579.2	679.7	1,867.6
Cash and cash equivalents, end of period	$ 1,412.3	$ 2,579.2	$ 679.7